SCOPE OF CONSOLIDATION - Acquisitions Narrative (Details) € in Millions, £ in Millions, $ in Millions, R$ in Billions								6 Months Ended			8 Months Ended		10 Months Ended			12 Months Ended
	Mar. 09, 2023 USD ($) km ton	Jul. 01, 2022 USD ($) acquisitions	Jun. 30, 2022 USD ($) tonne	May 09, 2022 USD ($)	Mar. 30, 2022	Nov. 19, 2021 USD ($)	Nov. 18, 2021	Jun. 30, 2023 acquistion	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) acquisitions	Mar. 10, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Jul. 01, 2022 EUR (€)	May 09, 2022 EUR (€)	May 02, 2022 USD ($)	May 02, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Nov. 19, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Number of acquistions								2									3
Condesa
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)							33.00%
AMSF
Disclosure of detailed information about business combination [line items]
Exercise price, put option									$ 179	$ 179	$ 179	$ 179			$ 179		$ 179		$ 179	R$ 1.0
Proportion of ownership interests held by non-controlling interests (in percent)					2.90%
ArcelorMittal Pecém
Disclosure of detailed information about business combination [line items]
Consideration Transferred, Net of Cash Acquired, Excluding Consideration Payable	$ 2,193
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 4
Capacity of blast furnace | ton	3,000,000
Distance from plant to port | km	10
Current assets	$ 3,123
Trade receivables recognised as of acquisition date	60
Property, plant and equipment	1,824
Identifiable intangible assets recognised as of acquisition date	100
Goodwill/(bargain purchase gain)	164
Revenue of acquiree since acquisition date													$ 1,497
Income of acquiree since acquisition date													340
Debt assumed	0
Deferred consideration	0
Other non-current assets	138
ArcelorMittal Pecém | Short-term debt and current portion of long term debt
Disclosure of detailed information about business combination [line items]
Current liabilities recognised as of acquisition date	2,605
ArcelorMittal Pecém | Restricted Cash
Disclosure of detailed information about business combination [line items]
Current assets	$ 2,605
AMDS acquisitions
Disclosure of detailed information about business combination [line items]
Consideration Transferred, Net of Cash Acquired, Excluding Consideration Payable																		$ 152
Current assets																		25
Property, plant and equipment																		75
Identifiable intangible assets recognised as of acquisition date																		32
Goodwill/(bargain purchase gain)																		57
Revenue of acquiree since acquisition date														$ 87
Income of acquiree since acquisition date														(4)
Consideration transferred, acquisition-date fair value																		144
Consideration transferred, net of cash scquired																		152
Cash and cash equivalents recognised as of acquisition date																		4
Debt assumed																		15
Deferred consideration																		0
Other non-current assets																		$ 8
ArcelorMittal Pecem and AMDS
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period																$ 68,579
Net income of combined entity as if combination occurred at beginning of period																910
JLM
Disclosure of detailed information about business combination [line items]
Consideration Transferred, Net of Cash Acquired, Excluding Consideration Payable																									$ 43
Current assets																									10
Property, plant and equipment																									10
Identifiable intangible assets recognised as of acquisition date																									24
Goodwill/(bargain purchase gain)																									20
Revenue of acquiree since acquisition date															49
Income of acquiree since acquisition date															$ 3
Consideration transferred, acquisition-date fair value | £																										£ 35
Consideration transferred, net of cash scquired																									43
Cash and cash equivalents recognised as of acquisition date																									5
Debt assumed																									0
Deferred consideration																									0
Other non-current assets																									$ 0
ASL
Disclosure of detailed information about business combination [line items]
Consideration Transferred, Net of Cash Acquired, Excluding Consideration Payable																							$ 39
Current assets																							11
Property, plant and equipment																							14
Identifiable intangible assets recognised as of acquisition date																							16
Goodwill/(bargain purchase gain)																							13
Revenue of acquiree since acquisition date												14
Income of acquiree since acquisition date												$ 3
Consideration transferred, acquisition-date fair value | £																								£ 36
Consideration transferred, net of cash scquired																							39
Cash and cash equivalents recognised as of acquisition date																							6
Debt assumed																							0
Deferred consideration																							0
Other non-current assets																							$ 1
CSM
Disclosure of detailed information about business combination [line items]
Consideration Transferred, Net of Cash Acquired, Excluding Consideration Payable				$ 7
Current assets				68
Property, plant and equipment				16
Identifiable intangible assets recognised as of acquisition date				0
Revenue of acquiree since acquisition date											76
Income of acquiree since acquisition date											$ 8
Consideration transferred, acquisition-date fair value | €																						€ 13.5
Consideration transferred, net of cash scquired				7
Cash and cash equivalents recognised as of acquisition date				7
Debt assumed				$ 0
Proportion of ownership interest in associate (in percent)				49.29%
Proportion of ownership interest in subsidiary (in percent)				91.68%
Percentage of voting equity interests acquired				42.39%																		42.39%
Gain recognised in bargain purchase transaction				$ 3
Deferred consideration				0
Other non-current assets				$ 1
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Consideration Transferred, Net of Cash Acquired, Excluding Consideration Payable			$ 805
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			7
Current assets			283
Property, plant and equipment			949
Identifiable intangible assets recognised as of acquisition date			11
Revenue of acquiree since acquisition date									445
Income of acquiree since acquisition date									$ 35
Consideration transferred, acquisition-date fair value			817
Consideration transferred, net of cash scquired			805
Cash and cash equivalents recognised as of acquisition date			12
Debt assumed			$ 0
Proportion of ownership interest in subsidiary (in percent)			80.00%
Gain recognised in bargain purchase transaction			$ 97
Annual capacity of hot briquetted iron | tonne			2,000,000
Proportion of ownership interests held by non-controlling interests (in percent)			20.00%
Initial term of offtake agreement			10 years
Proportion of ownership interest of any future development of operations			100.00%
Facility, electric arc furnace capacity (in tonnes) | tonne			1,500,000
Contingent liabilities recognised in business combination			$ 177										$ 158	$ 158		$ 158
Gross contractual amounts receivable for acquired receivables			124
Deferred consideration			0
Other non-current assets			$ 0
ALBA
Disclosure of detailed information about business combination [line items]
Consideration Transferred, Net of Cash Acquired, Excluding Consideration Payable		$ 45
Current assets		34
Property, plant and equipment		53
Identifiable intangible assets recognised as of acquisition date		30
Goodwill/(bargain purchase gain)		$ 22
Revenue of acquiree since acquisition date										87
Income of acquiree since acquisition date										$ 1
Number of acquistions | acquisitions		3
Consideration transferred, acquisition-date fair value		$ 65
Consideration transferred, net of cash scquired		45																			€ 51.0
Cash and cash equivalents recognised as of acquisition date		9
Debt assumed		0
Deferred consideration		11
Other non-current assets		$ 0
Condesa
Disclosure of detailed information about business combination [line items]
Consideration Transferred, Net of Cash Acquired, Excluding Consideration Payable						$ 25
Current assets						92
Property, plant and equipment						39
Identifiable intangible assets recognised as of acquisition date						0
Consideration transferred, acquisition-date fair value | €																											€ 31.0
Consideration transferred, net of cash scquired						25
Cash and cash equivalents recognised as of acquisition date						10
Debt assumed						$ 0
Percentage of voting equity interests acquired						67.00%																					67.00%
Gain recognised in bargain purchase transaction						$ 24
Deferred consideration						0
Other non-current assets						$ 10